CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Revenues
Total revenues	$ 157,362	$ 106,765
Operating expenses
Research and development expenses	(123,050)	(73,974)
Selling expenses	(18,007)	(5,673)
Administrative expenses	(36,790)	(21,711)
Total operating expenses	(301,096)	(184,930)
Loss from operations	(143,734)	(78,165)
Other income, net of other expenses	3,287	1,585
Loss before income taxes and equity in earnings of equity investees	(140,447)	(76,580)
Income tax expense	(1,859)	(2,032)
Equity in earnings of equity investees, net of tax	42,966	30,366
Net income	(99,340)	(48,246)
Less: Net income attributable to non-controlling interests	(3,057)	(1,448)
Net income attributable to the shareholders of equity investee	$ (102,397)	$ (49,694)
Losses per share attributable to the Company-basic and diluted (US$ per share)	$ (0.14)	$ (0.07)
Number of shares used in per share calculation-basic and diluted	729,239,181	685,285,841
Third parties
Revenues
Total revenues	$ 154,790	$ 104,441
Related parties
Revenues
Total revenues	2,572	2,324
Goods | Third parties
Revenues
Total revenues	129,148	94,889
Operating expenses
Costs of goods and services	(107,511)	(82,186)
Goods | Related parties
Revenues
Total revenues	2,311	2,084
Operating expenses
Costs of goods and services	(1,673)	(1,386)
Commercialization services
Revenues
Total revenues	15,030
Commercialization services | Third parties
Revenues
Total revenues	15,030
Operating expenses
Costs of goods and services	(14,065)
Collaboration research and development services
Revenues
Total revenues	4,795	7,507
Collaboration research and development services | Third parties
Revenues
Total revenues	4,795	7,507
Research and development services
Revenues
Total revenues	261	240
Research and development services | Related parties
Revenues
Total revenues	261	240
Royalties
Revenues
Total revenues	5,817	2,045
Royalties | Third parties
Revenues
Total revenues	$ 5,817	$ 2,045